Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting - Schedule of Segment Reporting Information by Segment

Unaudited 6 months ended June 30,	2025			2024
USD'000	Semiconductors	Corporate	Total	Semiconductors	Corporate	Total
Revenues from external customers	4,825	—	4,825	4,828	—	4,828
Intersegment revenues	—	—	—	—	—	—
	4,825	—	4,825	4,828	—	4,828

Reconciliation of revenue
Elimination of intersegment revenue			—			—
Total consolidated revenue			4,825			4,828

Less:[1]
Cost of revenue	3,199	—	3,199	3,895	—	3,895
Segment gross profit	1,626	—	1,626	933	—	933

Less:[1]
Total operating expenses	7,328	15,547	22,875	5,656	4,180	9,836
Other segment items	691	(1,929)	(1,238)	(15)	583	568
Segment profit /(loss) before income taxes	(6,393)	(13,618)	(20,011)	(4,708)	(4,763)	(9,471)

Reconciliation of profit or loss (segment profit/(loss))
Other profit or loss[2]			13			17
Elimination of intersegment profits			—			—
Income / (loss) before income taxes			(19,998)			(9,454)

Other segment disclosures
Interest revenue	7	1,604	1,611	74	180	254
Interest expense	7	3	10	51	316	367
Depreciation and amortization	313	2	315	301	—	301
Profit / (loss) from intersegment sales	—	—	—	—	—	—
Income tax recovery / (expense)	—	(1)	(1)	(1,304)	—	(1,304)
Segment assets	13,233	162,364	175,597	15,876	39,948	55,824

Segment Reporting - Schedule of Reconciliation of Assets

Asset reconciliation	Unaudited 6 months ended June 30,
USD'000	2025	2024
Total assets from reportable segments	175,597	55,824
Other assets[1]	185	179
Elimination of intersegment receivables	(14,430)	(4,437)
Elimination of intersegment investment and goodwill	(19,332)	(19,332)
Consolidated total assets	142,020	32,234

Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	Unaudited 6 months ended June 30,
USD'000	2025	2024
North America	3,083	3,058
Europe, Middle East & Africa	852	880
Asia Pacific	795	890
Latin America	95	—
Total net sales	4,825	4,828

Property, plant and equipment, net of depreciation, by region	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Europe, Middle East & Africa	3,504	3,201
Total Property, plant and equipment, net of depreciation	3,504	3,201